Related party disclosure (Detail 16) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	889	905
UBS debt instruments (par values)	$ 13	$ 2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	547	2,897
UBS debt instruments (par values)	$ 3	$ 4
UBS shares held by pension and other post-employment benefit plans
Number of shares (in thousands of shares)	16,712	16,370
Fair value	$ 207	$ 301
UBS AG
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	831	905
UBS AG debt instruments (par values)	$ 9	$ 2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	547	2,897
UBS AG debt instruments (par values)	$ 2	$ 4
UBS shares held by pension and other post-employment benefit plans
Number of shares (in thousands of shares)	15,934	16,370
Fair value	$ 197	$ 301